Mining and Income Taxation - Summary of Estimated Available for Set-off Against Future Income Pre Tax (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Period that tax losses may be utilized	5 years
Damang | Deferred tax assets recognized
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses		$ 44.5
Deferred tax assets assessed losses recognised	$ 0.0	8.9
Deferred tax assets losses on financial instruments not recognised	31.5	35.6
South African taxation
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	1,485.9	1,645.9	R 23,685.6	R 24,178.8
Gross tax losses	102.6	206.6	1,636.4	3,034.8
Gross tax losses not recognised	9.0	3.6	143.3	53.0
International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	458.3	0.0
Gross tax losses	439.4	566.5
Gross tax losses not recognised	351.8	557.6
Gold Fields Operations Limited | South African taxation
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	658.2	675.8	10,492.3	9,927.8
Gross tax losses	46.8	150.7	746.4	2,213.8
Gross tax losses not recognised	0.0	0.0	0.0	0.0
GFI Joint Venture Holdings (Proprietary) Limited | South African taxation
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	827.7	970.1	13,193.3	14,251.0
Gross tax losses	46.8	52.3	746.7	768.0
Gross tax losses not recognised	0.0	0.0	0.0	0.0
Gold Fields Holdings Company Limited | South African taxation
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	0.0	0.0	0.0	0.0
Gross tax losses	9.0	3.6	143.3	53.0
Gross tax losses not recognised	9.0	3.6	R 143.3	R 53.0
Exploration entities
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	227.6	231.2
Exploration entities | Expiring between 1 and 2 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	3.1	3.8
Exploration entities | Expiring between 2 and 5 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	4.3	1.9
Exploration entities | Expiring between 5 and 10 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	1.2	2.6
Exploration entities | Expiring after 10 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	180.4	180.4
Exploration entities | No expiry
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	38.6	42.5
Exploration entities | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	0.0	0.0
Gross tax losses	227.6	231.2
Gross tax losses not recognised	227.6	231.2
Minera Gold Fields Salares Norte | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	458.3	0.0
Gross tax losses	87.6	205.8
Gross tax losses not recognised	0.0	205.8
Gold Fields La Cima SA | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	0.0	0.0
Gross tax losses	45.8	0.0
Gross tax losses not recognised	45.8	0.0
Abosso Goldfields Limited | Expiring in 3 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	31.5	8.9
Abosso Goldfields Limited | Expiring in 4 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	46.9	35.1
Abosso Goldfields Limited | Expiring in 5 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	0.0	85.5
Abosso Goldfields Limited | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	0.0	0.0
Gross tax losses	31.5	44.5
Gross tax losses not recognised	31.5	35.6
Gold Fields Ghana Limited | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	0.0	0.0
Gross tax losses	46.9	85.0
Gross tax losses not recognised	$ 46.9	$ 85.0